Shareholders’ Equity - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	$ 182	$ 241	$ 790
Research and Development Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	80	83	180
Sales and Marketing Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	49	61	401
General and Administrative Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share based compensation expenses	$ 53	$ 97	$ 209